Finance cost and income (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Finance Cost and Income Included in Income Statement
The finance cost and income included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2022	2021¹
Interest expense	(1 767)	(1 875)
Net interest on net defined benefit liabilities	(37)	(37)
Accretion expense	(336)	(265)
Net losses on hedging instruments	(422)	(297)
Net foreign exchange results (net of the effect of foreign exchange derivatives)	(143)	(38)
Other financial costs, including bank fees and taxes	(131)	(97)

Finance cost excluding exceptional items	(2 835)	(2 609)

Exceptional finance cost	(127)	(582)

Finance cost	(2 962)	(3 191)

Interest income	84	58
Interest income on Brazilian tax credits	113	76
Hyperinflation monetary adjustments	138	75
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	162	348
Other financial income	56	5

Finance income excluding exceptional items	553	562

Exceptional finance income	141	283
Finance income	694	845

Net finance income/(cost) excluding exceptional items	(2 282)	(2 047)

Net finance income/(cost)	(2 268)	(2 346)